Earnings per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share
Earnings per share

The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

Basic and diluted earnings per share

(In millions of U.S. dollars)	Net income	Weighted average shares outstanding	Earnings per share
2011
Continuing operations	246.7	192.5	1.28
Discontinued operations	3.2	192.5	0.02
Net income	249.9	192.5	1.30
2012
Continuing operations	181.7	220.3	0.82
Effect of dilution	—	—	—
Net income	181.7	220.3	0.82
2013
Continuing operations	235.6	227.6	1.04
Effect of dilution	0.1	0.1	—
Net income	235.7	227.7	1.04

For the period January 1 to March 31, 2011, basic and diluted EPS has been computed assuming the shares issued to Seadrill upon formation of the Company and as part of consideration for the North Atlantic Restructuring, amounting to 150,003,000 common shares, were outstanding for the full period.